Expense Example	Sep. 30, 2026 USD ($)
ARS Core Equity Portfolio ETF | ARS Core Equity Portfolio ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
ARS Focused Opportunities Strategy ETF | ARS Focused Opportunities Strategy ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	$ 579